Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 10,981	$ 177,297
Start-up costs	0	97,195
Research and development	2,955	43,367
Accrued liabilities	3,402	872
Deferred rent	1,843	1,555
Deferred revenue	8	618
Plant and equipment, principally due to differences in depreciation and capitalized interest	1,254	0
Goodwill	230,543	0
Total gross deferred tax assets	250,986	320,904
Less valuation allowance	(250,818)	(317,444)
Net deferred tax assets	168	3,460
Deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation and capitalized interest	0	(3,313)
Total gross deferred tax liabilities	0	(3,313)
Net deferred tax assets	$ 168	$ 147